Revenue recognition - Disaggregation of revenue (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Successor	Successor
Revenue	$ 1,526					$ 22,214	$ 13,049
Revenue from related parties	65					562	1,290
Charging Revenue Retail [Member]
Revenue	283					11,041	5,583
Charging Revenue OEM [Member]
Revenue	80					812	1,313
Charging Revenue Commercial [Member]
Revenue	65					2,420	1,596
Network Revenue, OEM [Member]
Revenue	9					1,510	552
Ancillary Revenue [Member]
Revenue	99					3,408	1,758
Regulatory Credit Sales [Member]
Revenue	$ 990					$ 3,023	$ 2,247